23. Income Taxes (Details - Deferred income taxes) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Net operating loss carry forwards	$ 77,101	$ 66,775
Temporary differences due to accrued warranty costs	467	459
Impairment of property, plant and equipment, and project assets	1,464	0
Investment in subsidiaries	3,670	4,134
Credits	16	16
Allowance for bad debts	1,502	21
Fair value adjustment arising from subsidiaries acquisition	806	4,949
Stock compensation	858	661
Unrealized loss on derivatives	5,095	5,006
Unrealized investment loss	5,409	4,314
Other temporary differences	3,646	7,318
Valuation allowance	(99,976)	(93,513)
Total deferred income tax assets	58	140
Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(3,227)	(515)
Other	(279)	0
Total deferred income tax liabilities	(3,506)	(515)
Net deferred tax liabilities	$ (3,448)	$ (375)